Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unsecured Bonds [Member] | Exchange rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities	$ (1,215,353)
Fair value of hedged assets		$ 12,131,181
Loans with Related Companies [Member] | Interest rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities	(3,044,317)
Fair value of hedged assets		1,075,171
Operational Income [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities	(14,556,147)	(26,145,093)
Other [Member]. | Interest rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged assets		133,267
Property, plant & equipment investment [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged liabilities	$ (278,000)
Fair value of hedged assets		$ 347,318